CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
Schedule of Consolidated Statement of Cash Flows
The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of dollars)	2024	2023
Accounts receivable (Note 8)	(82)	(62)
Due from related parties	(34)	(84)
Materials and supplies (Note 9)	5	(10)
Prepaid expenses and other assets	(27)	14
Other long-term assets	(34)	(14)
Accounts payable	6	20
Accrued liabilities	132	42
Unearned revenue (Note 14)	124	151
Due to related parties	129	30
Accrued interest (Note 14)	30	30
Long-term accounts payable and other long-term liabilities (Note 15)	6	6
Post-retirement and post-employment benefit liability	48	77
	303	200
The following tables reconcile investments in property, plant and equipment and intangible assets and the amounts presented in the consolidated statements of cash flows for the years ended December 31, 2024 and 2023. The reconciling items include net change in accruals, transfers, and capitalized depreciation.

Year ended December 31, 2024 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(2,953)	(92)	(3,045)
Reconciling items	248	7	255
Cash outflow for capital expenditures	(2,705)	(85)	(2,790)

Year ended December 31, 2023 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(2,380)	(128)	(2,508)
Reconciling items	58	(3)	55
Cash outflow for capital expenditures	(2,322)	(131)	(2,453)

Year ended December 31 (millions of dollars)	2024	2023
Net interest paid	637	581
Income taxes paid	35	43